Fair Value Measurements (Asset Fair Market Value Adjustments Charged To Earnings) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011
Property, Plant And Equipment [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value before adjustment	$ 21.5	$ 8.8
Fair value adjustment	(14.4)	(5.9)
Carrying value after adjustment	7.1	2.9
Other Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value before adjustment		22.1
Fair value adjustment		(22.1)
Carrying value after adjustment		$ 0